UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09761

Direxion Insurance Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.) 35th Floor New York, NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.) 35th Floor New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		646-572-3390

Date of fiscal year end:	December 31, 2015

Date of reporting period:	June 30, 2015

Item 1. Report to Stockholders.

DIREXION INSURANCE TRUST

SEMI-ANNUAL REPORT JUNE 30, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Dynamic VP HY Bond Fund
Direxion VP Indexed Commodity Strategy Fund (Consolidated)
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedule of Investments	9
Financial Statements	12
Financial Highlights	16
Notes to the Financial Statements	17
Additional Information	27
Information on Board of Trustees and Officers	28

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Insurance Trust, comprised of the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund and Direxion VP Indexed Managed Futures Strategy Fund (the "Funds"), covers the period from January 1, 2015 to June 30, 2015 (the "Semi-Annual Period").

The S&P 500 rose 1.23% on a total return basis during the Semi-Annual Period. January was a very volatile month as oil prices dropped due to a weak economic outlook, before staging a comeback late in the month on a drop in rig count. Strong U.S. job growth coupled with the U.S. and Cuba re-establishing domestic ties also contributed to volatility early in the Semi-Annual Period. The equity market entered a period of choppy performance beginning in mid-March as the Federal Reserve announced that inflation was short of its 2% target. Upside performance in April was mitigated by a slowdown in corporate earnings. Into late-May, gold saw a steep decline on strength of the U.S. dollar and expectations that the Federal Reserve would move forward with its plan to raise rates. The healthcare industry was a standout performer for the Semi-Annual Period amid healthy M&A activity. Continued concerns on the Greek debt situation dragged on equity market performance as the S&P 500 trended downward into the end of the Semi-Annual Period.

The Direxion Dynamic VP HY Bond Fund's (the "Dynamic Fund") investment objective is to maximize total return (income plus capital appreciation) by investing primarily in high yield debt instruments, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Dynamic Fund continued to utilize investments in high yield exchange traded funds ("ETFs") for most of its exposure, and maintains a bullish stance on the market. The Dynamic Fund will typically have a 95-100% weighting in these ETFs, with some of this exposure accomplished via investments in swap contracts underlying these ETFs. Investing in swap contracts to obtain this exposure has the potential to adversely affect the Dynamic Fund's performance. The Dynamic Fund returned 0.79% for the Semi-Annual Period.

After a choppy January, high yield bond prices climbed higher through the end of February amid an environment of favorable economic data paired with historically low default rates. Early March gave way to some weakness in the sector likely due to profit taking and a weakening in energy prices. High Yield saw an upswing in late March and into April with mixed economic data feeding expectations that the Federal Reserve Bank would further delay any potential raise of interest rates. Rising oil prices during this period were also a contributing factor to upside price performance as it eased concern of potential default by energy companies in the space. Prices in June weakened on an uptick in defaults coupled with concern over potential Greek debt.

The Direxion VP Indexed Commodity Strategy Fund (the "Commodity Fund") seeks to match, after expenses, the return of the Auspice Broad Commodity Excess Return Index, a long/flat commodities index. A long/flat approach allows the Commodity Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Auspice Broad Commodity Excess Return Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Excess Return Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. The Auspice Broad Commodity Excess Return Index returned -4.77% for the Semi-Annual Period, while the Commodity Fund returned -2.53%.

The Commodity Fund began the Semi-Annual Period with long exposure to only 25% of total possible allocations. January long positions in gold, beans and wheat all worked against the Fund. The Commodity Fund was virtually flat during a choppy February before entering a sharp downtrend which lasted into Mid-March. Negative performance in corn and wheat were compounded by weakness in gold. Mid-March through Mid-May saw choppy, yet overall positive performance for the Fund. During May, the Commodity Fund added long positions in gasoline, copper and heating oil after being long only gold and cotton during April. Mid-May through period end saw continued moderate and choppy volatility in commodities and the overall equity market. The Commodity Fund benefitted from long exposure to cotton and wheat at the end of the Semi-Annual Period.

DIREXION SEMI-ANNUAL REPORT

The Direxion VP Indexed Managed Futures Strategy Fund (the "Managed Futures Fund") seeks to match, after expenses, the return of the Auspice Managed Futures Excess Return Index, a long/short managed futures index. The Auspice Managed Futures Excess Return Index aims to capture upward and downward trends in the commodity and financial markets while attempting to carefully manage risk. The Auspice Managed Futures Excess Return Index uses a quantitative methodology to track either long or short positions in a diversified portfolio of twenty-one exchange traded futures which track the energy, metal, agricultural, interest rate, and currency sectors. It attempts to incorporate dynamic risk management and contract rolling methods to take advantage of price anomalies across different tenors and maturities (expiration dates) of futures contracts. The Auspice Managed Futures Excess Return Index returned -7.90% for the Semi-Annual Period, while the Managed Futures Fund returned -10.08%.

The Managed Futures Fund experienced brief gains in January before heading into a choppy period of decline through the end of the Semi-Annual Period. Upside performance in January, which was reflective of positive returns in three of five sectors – energy, interest rates and currency performance, was enough to outweigh poor returns from the agricultural and metal sectors. Poor performance beginning in February was driven by negative returns on energy and metal allocations, but was mitigated somewhat by positive returns on allocations to corn, wheat and soybeans. The Managed Futures Fund was able to claw back some periods of positive performance during March and April due to short positions in petroleum products and natural gas, but ended the two-month period mostly flat after a rebound in those same areas. Heading into the end of the Semi-Annual Period, performance was mostly flat for the month of May. Positive returns on corn shorts, soybean shorts and energy longs were dragged down by a selloff in copper which had recently moved to a long position in the Managed Futures Fund. June saw the Fund miss on all sector allocations with a market reversal against short positions in wheat, corn and soybeans.

As always, we thank you for using the Funds and we look forward to our mutual success.

Sincerely,

Eric Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The Fund is non-diversified and includes risks associated with concentration risk which results from the Fund's investments in a particular industry or sector and can increase volatility over time. The use of derivatives may subject the Fund to market risks that may cause their prices to fluctuate over time and may result in larger losses or smaller gains than investing in other financial instruments. Other risks associated with the Fund are detailed in the prospectus which include Active and Frequent Trading Risk, Adverse Market Conditions Risk, Adviser's Investment Strategy Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Early Close/Trading Halt Risk, Interest Rate Risk, Liquidity Risk, Lower-Quality Debt Securities Risk, Market Risk, Market Timing Activity Risk, Non-Diversification Risk, Prepayment Risk, Regulatory Risk and Risks of Investing in Other Investment Companies (including ETFs). For a detailed explanation of these risks, please read the prospectus. An

DIREXION SEMI-ANNUAL REPORT

investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Investments carefully before investing. The prospectus contains this and other information about the Direxion Investments. To obtain a prospectus, please call the Direxion Investments at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

Shares of the Funds are purchased by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayment, contract withdrawals and surrenders, and benefit payments, at the Fund's NAV per share calculated as of that same day.

The Funds are available only through third party insurance company separate accounts established for the purposes of funding variable life contracts and may not be purchased directly. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. Investors should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.

The total annual fund operating expense ratio of the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund and Direxion VP Indexed Managed Futures Strategy Fund are 1.65%, 1.50% and 1.69%, respectively, net of any fee waiver. The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, the total annual fund operating expense ratio would be 1.40%, 1.46% and 1.65%, respectively.

Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Funds. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Funds through September 1, 2016 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds. This Operating Services Agreement may be terminated at any time by the Board of Trustees.

The Auspice Broad Commodity Index aims to capture upward trends in the commodity markets while minimizing risk during downtrends. The index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures which cover the energy, metal, and agricultural sectors.

The Auspice Managed Futures Index aims to capture upward and downward trends in the commodity and financial markets. The Index will use a quantitative methodology to track either long or short positions in a diversified portfolio of twenty-one exchange-traded futures which cover the energy, metal, agricultural, interest rate and currency sectors.

The views in this report were those of the Adviser as of June 30, 2015 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Distributed by: Rafferty Capital Markets

DIREXION SEMI-ANNUAL REPORT

Expense Example

June 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2015 — June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The following table does not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies ("Contracts") and certain qualified pension and retirement plans ("Plans"), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

June 30, 2015 (Unaudited)

	Expense Ratio[1]	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Direxion Dynamic VP HY Bond Fund
Based on actual fund return	1.35%	$1,000.00	$1,007.90	$6.72
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion VP Indexed Commodity Strategy Fund (Consolidated)
Based on actual fund return	1.46%	1,000.00	974.70	7.15
Based on hypothetical 5% return	1.46%	1,000.00	1,017.56	7.30
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Based on actual fund return	1.65%	1,000.00	899.20	7.77
Based on hypothetical 5% return	1.65%	1,000.00	1,016.61	8.25

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of January 1, 2015 to June 30, 2015, then dividend by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

June 30, 2015 (Unaudited)

	Cash*	Investment Companies	Swaps/ Futures		Total
Direxion Dynamic VP HY Bond Fund	34%	66%	0	%**	100%
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	100%	—	—		100%
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	102%	—	(2)%		100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Dynamic VP HY Bond Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 66.1%
19,668	iShares iBoxx $ High Yield Corporate Bond ETF	$1,746,518
45,441	SPDR Barclays Capital High Yield Bond ETF	1,746,298
	TOTAL INVESTMENT COMPANIES (Cost $3,435,776)	$3,492,816
	TOTAL INVESTMENTS (Cost $3,435,776) - 66.1%	$3,492,816
	Other Assets in Excess of Liabilities - 33.9% (a)	1,791,970
	TOTAL NET ASSETS - 100.0%	$5,284,786

Percentages are stated as a percent of net assets.

(a)  $360,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

June 30, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	9,836	$889,851	(0.088)%	7/13/2015	$(12,319)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	22,720	889,583	(0.088)%	7/13/2015	(12,134)
			$1,779,434			$(24,453)

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Direxion VP Indexed Commodity Strategy Fund (Consolidated)

Schedule of Investments

June 30, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) — 0.0%	$—
Other Assets in Excess of Liabilities — 100.0%	90,780
TOTAL NET ASSETS — 100.0%	$90,780

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)

Schedule of Investments

June 30, 2015 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) — 0.0%	$—
Other Assets in Excess of Liabilities — 100.0% (a)	287,916
TOTAL NET ASSETS — 100.0%	$287,916

Percentages are stated as a percent of net assets.

(a)  $11,282 of cash is pledged as collateral for futures contracts.

Long Futures Contracts

June 30, 2015 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
1	Cotton No. 2 Futures (b) Expiring December 2015 (Underlying Face Amount at Market Value $33,955)	$1,056
1	Wheat Futures (b) Expiring September 2015 (Underlying Face Amount at Market Value $30,788)	1,632
		$2,688

Short Futures Contracts

June 30, 2015 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
2	Corn Futures (b) Expiring March 2016 (Underlying Face Amount at Market Value $44,075)	$(6,669)
1	Natural Gas Futures (b) Expiring January 2016 (Underlying Face Amount at Market Value $32,410)	2,767
1	Soybean Futures (b) Expiring January 2016 (Underlying Face Amount at Market Value $52,113)	(6,400)
1	Sugar No. 11 Futures (b) Expiring March 2016 (Underlying Face Amount at Market Value $15,411)	822
		$(9,480)

(b)  Contracts held by Direxion VP MFS Cayman Fund. See Note 1.

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

June 30, 2015 (Unaudited)

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Assets:
Investments, at fair value (Note 2)	$3,492,816	$—	$—
Cash	1,379,859	90,618	284,811
Receivable for Fund shares sold	154,895	261	—
Deposits at broker for swaps	360,000	—	—
Deposit at broker for futures	—	—	11,282
Dividends and interest receivable	47	1	4
Total Assets	5,387,617	90,880	296,097
Liabilities:
Payable for Fund shares redeemed	210	—	1,043
Investment securities purchased	66,951	—	—
Due to brokers for futures	—	—	2,559
Unrealized depreciation on swaps	24,453	—	—
Variation margin payable	—	—	4,207
Accrued investment advisory fees	5,767	59	217
Accrued operating services fees	1,676	11	59
Accrued distribution expenses	2,095	16	53
Accrued shareholder servicing fees	1,679	14	43
Total Liabilities	102,831	100	8,181
Net Assets	$5,284,786	$90,780	$287,916
Net Assets Consist of:
Capital stock	$6,542,192	$92,677	$112,829
Undistributed (accumulated) net investment income (loss)	(10,683)	(514)	124,569
Undistributed (accumulated) net realized gain (loss)	(1,279,310)	(1,383)	57,310
Net unrealized appreciation (depreciation) on:
Investments	57,040	—	—
Futures	—	—	(6,792)
Swaps	(24,453)	—	—
Total Net Assets	$5,284,786	$90,780	$287,916
Calculation of Net Asset Value Per Share:
Net assets	$5,284,786	$90,780	$287,916
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	337,993	2,534	7,017
Net asset value, redemption price and offering price per share	$15.6358	$35.82	$41.03
Cost of Investments	$3,435,776	$—	$—

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Investment Income:
Dividend income	$200,773	$—	$—
Interest income	542	10	45
Total investment income	201,315	10	45
Expenses:
Investment advisory fees	42,820	305	1,921
Distribution expenses	14,273	89	506
Operating services fees	11,419	58	506
Shareholder servicing fees	11,419	72	404
Total expenses before reimbursement	79,931	524	3,337
Less: Reimbursement of expenses from Advisor	(2,855)	—	—
Total expenses	77,076	524	3,337
Net investment income (loss)	124,239	(514)	(3,292)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(148,804)	—	—
Futures	—	(1,383)	44,386
Swaps	12,477	—	—
	(136,327)	(1,383)	44,386
Change in net unrealized appreciation (depreciation) on:
Investments	(19,524)	—	—
Futures	—	108	(83,972)
Swaps	3,427	—	—
	(16,097)	108	(83,972)
Net realized and unrealized loss on investments	(152,424)	(1,275)	(39,586)
Net decrease in net assets resulting from operations	$(28,185)	$(1,789)	$(42,878)

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Dynamic VP HY Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment income	$124,239	$496,476
Net realized gain (loss) on investments and swaps	(136,327)	748,490
Change in net unrealized (depreciation) of investments and swaps	(16,097)	(743,341)
Net increase (decrease) in net assets resulting from operations	(28,185)	501,625
Distributions to shareholders:
Net investment income:	(149,978)	(638,576)
Total distributions to shareholders	(149,978)	(638,576)
Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(439,981)	(34,736,031)
Total decrease in net assets	(618,144)	(34,872,982)
Net assets:
Beginning of year/period	5,902,930	40,775,912
End of year/period	$5,284,786	$5,902,930
Undistributed (Accumulated) net investment income (loss), end of year/period	$(10,683)	$15,056

(a)  Summary of capital share transactions is as follows:

	Direxion Dynamic VP HY Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,382,895	$22,000,952	2,671,798	$43,535,054
Shares issued in reinvestment of distributions	9,427	149,978	39,280	638,576
Shares redeemed	(1,429,191)	(22,590,911)	(4,872,471)	(78,909,661)
Total net decrease from capital share transactions	(36,869)	$(439,981)	(2,161,393)	$(34,736,031)

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)		Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Six Months Ended June 30, 2015 (Unaudited)	April 23, 2014[1] through December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	April 23, 2014[1] through December 31, 2014
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(514)	$(615)	$(3,292)	$(6,009)
Net realized gain (loss) on investments and swaps	(1,383)	(4,257)	44,386	70,667
Change in net unrealized appreciation (depreciation) of investments and swaps	108	(108)	(83,972)	77,180
Net increase (decrease) in net assets resulting from operations	(1,789)	(4,980)	(42,878)	141,838
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	24,285	73,264	(401,196)	590,152
Total increase (decrease) in net assets	22,496	68,284	(444,074)	731,990
Net assets:
Beginning of period	68,284	—	731,990	—
End of period	$90,780	$68,284	$287,916	$731,990
Undistributed (Accumulated) net investment income (loss), end of period	$(514)	$—	$124,569	$127,861

(a)  Summary of capital share transactions is as follows:

	Direxion VP Indexed Commodity Strategy Fund (Consolidated)				Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Six Months Ended June 30, 2015 (Unaudited)		April 23, 2014[1] through December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		April 23, 2014[1] through December 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	687	$24,662	1,896	$74,666	9,727	$434,710	50,621	$2,114,260
Shares redeemed	(11)	(377)	(38)	(1,402)	(18,752)	(835,906)	(34,579)	(1,524,108)
Total net increase (decrease) from capital share transactions	676	$24,285	1,858	$73,264	(9,025)	$(401,196)	16,042	$590,152

1  Commencement of Operations.

The accompanying notes are an integral part of these financials statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

June 30, 2015

										RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses[3]	Net Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Dynamic VP HY Bond Fund
Six months ended June 30, 2015 (Unaudited)	$15.7469	$0.1722	$(0.0454)	$0.1268	$(0.2379)	$(0.2379)	$15.6358	0.79%	$5,285	1.40%	1.35%	2.18%[5]	180%
Year ended December 31, 2014	$16.0772	0.2988	(0.3094)	(0.0106)	(0.3197)	(0.3197)	$15.7469	(0.11)%	$5,903	1.55%	1.55%	1.81%	107%
Year ended December 31, 2013	$15.9052	0.4156	0.2010	0.6166	(0.4446)	(0.4446)	$16.0772	3.95%	$40,776	1.69%	1.58%	2.56%[5]	232%
Year ended December 31, 2012	$15.1380	0.5606	0.7913	1.3519	(0.5847)	(0.5847)	$15.9052	9.13%	$64,959	1.75%	1.60%	3.61%[5]	369%
Year ended December 31, 2011	$16.45	0.3217	0.4193	0.7410	(2.0530)	(2.0530)	$15.1380[6]	4.94%	$41,077	1.82%	1.78%	1.98%[5]	803%
Year ended December 31, 2010	$17.31	(0.04)	0.69	0.65	(1.51)	(1.51)	$16.45	4.01%	$28,118	1.85%	1.85%	(0.23)%	985%
Direxion VP Indexed Commodity Strategy Fund (Consolidated)
Six months ended June 30, 2015 (Unaudited)	$36.75	(0.25)	(0.68)	(0.93)	—	—	$35.82	(2.53)%	$91	1.46%	1.46%	(1.43)%	0%
For the Period April 23, 2014[7] through December 31, 2014	$40.00	(0.38)	(2.87)	(3.25)	—	—	$36.75	(8.13)%	$68	1.46%	1.46%	(1.45)%	0%
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Six months ended June 30, 2015 (Unaudited)	$45.63	(0.36)	(4.24)	(4.60)	—	—	$41.03	(10.08)%	$288	1.65%	1.65%	(1.63)%	0%
For the Period April 23, 2014[7] through December 31, 2014	$40.00	(0.48)	6.11	5.63	—	—	$45.63	14.08%	$732	1.65%	1.65%	(1.64)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses. Total return calculated for a period of less than one year is not annualized.

3  The total and net expense ratios exclude Acquired Fund Fees and Expenses.

4  Portfolio turnover ratio is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

5  Net investment income (loss) ratio before fee waiver for the six months ended June 30, 2015 and the years ended December 31, 2013, December 31, 2012 and December 31, 2011 was 2.13%, 2.45%, 3.46% and 1.94%, respectively.

6  Effective September, 15, 2011, the Fund began calculating its net asset value to four digits.

7  Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

1.  ORGANIZATION

Direxion Insurance Trust (the "Trust") was organized as a Massachusetts business trust on December 28, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation: Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund, and Direxion VP Indexed Managed Futures Strategy Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts.

The objective of the Direxion Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing or obtaining exposure primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. Currently the Fund is obtaining this exposure through investments in other exchange-traded funds.

The Direxion VP Indexed Commodity Strategy Fund is managed to track the performance of the Auspice Broad Commodity Excess Return Index. The Auspice Broad Commodity Excess Return Index is an index that aims to capture trends in the commodity markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity futures contracts. The Fund invests in a combination of commodity-linked derivatives, other investment companies and fixed income securities directly and/or indirectly through its wholly-owned Subsidiary ("VP CTS Fund") in order to track the returns of the Auspice Broad Commodity Excess Return Index within the limitation of the federal tax requirements applicable to regulated investment companies.

The Direxion VP Indexed Managed Futures Strategy Fund seeks investment results that track the performance of the Auspice Managed Futures Excess Return Index. The Auspice Managed Futures Excess Return Index aims to capture upward and downward trends in the commodity, currency and financial markets using a quantitative methodology to track prices of a diversified portfolio of traditional commodity, financial and currency futures contracts. The Fund primarily invests in a combination of (long and short) commodity, currency and financial futures, commodity-linked notes, swap contracts, other investment companies and fixed income securities directly and/or indirectly primarily through its wholly-owned subsidiary ("VP MFS Fund") in order to track the returns of the Auspice Managed Futures Excess Return Index within the limitation of the federal tax requirements applicable to regulated investment companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by each Fund will be determined as of the time each Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). However, on days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Dynamic VP HY Bond Fund does not calculate its NAV, even if the NYSE is open for business. Similarly, on days the bond markets close early, that Fund calculates its NAV as of the SIFMA recommended closing time for the bond markets, subject to the discretion of Rafferty Asset Management, LLC (the "Adviser"). Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation dates. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to the Valuation

DIREXION SEMI-ANNUAL REPORT

Time will be used. Swap contracts are valued using the closing price of the underlying reference entity. Short-term debt securities with a maturity of 60 days or less at the time of purchase and money market securities are valued using the amortized cost method. Other debt securities are valued by the Funds' pricing service using mean prices or, if such prices are unavailable, by a matrix pricing method. Securities are fair valued by the Adviser under supervision of the Board of Trustees in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Adviser believes the market price is stale. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Funds receive, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Funds in each repurchase agreement including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds follow authoritative standards of accounting for repurchase agreements, which modify the criteria for determining effective control of transferred assets and as a result certain repurchase agreements may be accounted for as secured borrowings. The Funds invested in repurchase agreements during the period ended June 30, 2015; however, they were not invested in repurchase agreements at June 30, 2015.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master confirmation agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset the fair value amounts for derivative contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master confirmation agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund. The Direxion Dynamic VP HY Bond Fund was invested in equity swap contracts at June 30, 2015.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011 - 11"), which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

DIREXION SEMI-ANNUAL REPORT

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following table.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at June 30, 2015 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Credit Suisse Capital, LLC

	Assets:				Liabilities:
		Gross Amounts not offset in the Statements of Asset and Liabilities				Gross Amounts not offset in the Statements of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount[2]
Direxion Dynamic VP HY Bond Fund	$—	$—	$—	$—	$24,453	$—	$24,453[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the fair value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the fair value reflected on the Statements of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no securities sold short by the Funds during the period ended June 30, 2015.

e) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion VP Indexed Commodity Strategy Fund and Direxion VP Indexed Managed Futures Strategy Fund were invested in futures contracts during the period ended June 30, 2015.

f) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts, options on futures contracts, and short positions. The Funds were not invested in any type of options during the period ended June 30, 2015.

g) Basis for Consolidation – The Direxion VP Indexed Commodity Strategy Fund may invest up to 25% of its total assets in the VP CTS Fund. The VP CTS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion VP Indexed Commodity Strategy Fund. The VP CTS Fund acts as an investment vehicle in order to enter into certain investments for the Direxion VP Indexed Commodity Strategy Fund consistent with the Direxion VP Indexed Commodity Strategy Fund's investment objectives and policies specified in its prospectus and statement of additional information. As of June 30, 2015, net assets of the Direxion VP Indexed Commodity Strategy Fund were $90,780, of which $4,350, or approximately 4.79%, represented the Direxion VP Indexed Commodity Strategy Fund's ownership of all issued shares and voting rights of the VP CTS Fund. This limit exceeded 25% due to the appreciation of the VP CTS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

The Direxion VP Indexed Managed Futures Strategy Fund may invest up to 25% of its total assets in the VP MFS Fund. This limit may be exceeded due to appreciation of the VP MFS Fund. The VP MFS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion VP Indexed Managed Futures Strategy Fund. The VP MFS Fund acts as an investment vehicle in order to enter into certain investments for the Direxion VP Indexed Managed Futures Strategy Fund consistent with the Direxion VP Indexed Managed Futures Strategy Fund's investment objectives and policies specified in its prospectus and statement of additional information. As of June 30, 2015, net assets of the Direxion VP Indexed Managed Futures Strategy Fund were $287,916, of which $21,937, or approximately 7.62%, represented the Direxion VP Indexed Managed Futures Strategy Fund's ownership of all issued shares and voting rights of the VP MFS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

h) Risks of Investing Commodity-Linked Derivatives – Both the Direxion VP Indexed Commodity Strategy Fund and the Direxion VP Indexed Managed Futures Strategy Fund, through their investment in their subsidiaries, hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment

DIREXION SEMI-ANNUAL REPORT

returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

i) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for Federal income taxes has been made.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on the Funds' average daily net assets. For an additional discussion on expenses refer to Note 4.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the period ended June 30, 2015 and the year ended December 31, 2014 were as follows:

	Direxion Dynamic VP HY Bond Fund		Direxion VP Indexed Commodity Strategy Fund (Consolidated)
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	April 23, 2014[1] to December 31, 2014
Distributions paid from:
Ordinary Income	$149,978	$638,576	$—	$—
Long-Term Capital Gains	—	—	—	—
Total Distributions paid	$149,978	$638,576	$—	$—
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Six Months Ended June 30, 2015	April 23, 2014[1] to December 31, 2014
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—
Total Distributions paid	$—	$—

1  Commencement of Operations.

The Funds may designate as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2014. To the extent necessary to fully distribute such capital gains, the Funds may also designate earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT

As of December 31, 2014, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Net unrealized (depreciation)	$(204,490)	$—	$—
Undistributed ordinary income	15,056	—	133,452
Undistributed long-term capital gain	—	—	8,386
Total distributable earnings	15,056	—	141,838
Other accumulated earnings/(losses)	(889,809)	(108)	76,127
Total accumulated earnings/(losses)	$(1,079,243)	$(108)	$217,965

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of June 30, 2015 was as follows:

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Tax cost of investments	$3,716,830	$—	$—
Gross unrealized appreciation	71,901	—	—
Gross unrealized depreciation	(295,915)	—	—
Net unrealized (depreciation)	$(224,014)	$—	$—

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to realized ordinary and capital gain/losses of the Subsidiaries and net operating losses.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund's taxable year subsequent to October 31. For the year ended December 31, 2014, the Funds did not defer any late-year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

As of December 31, 2014, the Direxion Dynamic VP HY Bond Fund had capital loss carryforwards on a tax basis of:

Capital Loss Expiring

	12/31/16	12/31/18
Direxion Dynamic VP HY Bond Fund	$(783,087)	$(26,508)
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	—	—
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	—	—

DIREXION SEMI-ANNUAL REPORT

The Direxion Dynamic VP HY Bond Fund utilized $525,566 of capital loss carryforward set to expire December 31, 2016.

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to a Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2014, open Federal and state income tax years include the tax years ended December 31, 2012, December 31, 2013 and December 31, 2014. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2015, the aggregate purchases and sales of investments in the Direxion Dynamic VP HY Bond Fund were $13,012,397 and $13,354,356, respectively. These amounts do not include short-term investments or swap contracts. There were no purchases and sales of investments in the other Funds.

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2015.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.75% for the Direxion Dynamic VP HY Bond Fund, 0.85% for the Direxion VP Indexed Commodity Strategy Fund, and 0.95% for the Direxion VP Indexed Managed Futures Strategy Fund, respectively, computed daily and payable monthly, as applied to each Fund's average daily net assets. Effective January 1, 2015, the Adviser agreed to waive 0.05% of the Direxion Dynamic VP HY Bond Fund's investment advisory fee.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser a monthly fee, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.20% for the Direxion VP HY Bond Fund, 0.16% for the Direxion VP Indexed Commodity Strategy Fund , and 0.25% for the Direxion VP Indexed Managed Futures Strategy Fund, calculated on an annualized basis on the average daily net assets of each Fund.

Distribution Expenses: The shares of the Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of a Fund's average daily net assets. The fee is paid to the insurance company of the plan sponsor (i.e. various enrolled employers) for expenses incurred for distribution-related activities, on behalf of the Funds.

DIREXION SEMI-ANNUAL REPORT

Shareholder Servicing Fees: The Board has also authorized the Funds to pay a shareholder servicing fee of 0.20% of a Fund's average daily net assets. The Trust, on behalf of a Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2015:

	Direxion Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$3,492,816	$—	$—	$3,492,816
Other Financial Instruments*	—	(24,453)	—	(24,453)
	Direxion VP Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$—	$—	$—
	Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(6,792)	$—	$—	$(6,792)

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For further detail on each asset class, see Schedules of Investments.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended June 30, 2015. There were no Level 3 securities held by the Funds during the period ended June 30, 2015. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

DIREXION SEMI-ANNUAL REPORT

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards require disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of June 30, 2015, the Direxion Dynamic VP HY Bond Fund and Direxion VP Indexed Managed Futures Strategy Fund were invested in long equity swap contracts.

At June 30, 2015, the fair value of derivatives instruments, by primary risk, were as follows:

Asset derivatives[1]
		Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	Futures contracts*	$6,277	$—	$—	$—	$6,277
Liability derivatives[2]
		Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Direxion Dynamic VP HY Bond Fund	Swap contracts	$—	$24,453	$—	$—	$24,453
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	Futures contracts*	13,069	—	—	—	13,069

1  Statements of Assets and Liabilities location: Net unrealized appreciation on swaps, variation margin receivable.

2  Statements of Assets and Liabilities location: Net unrealized depreciation on swaps, variation margin payable.

*  Cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments, by primary risk, during the six months ended June 30, 2015, were as follows:

		Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Direxion Dynamic VP HY Bond Fund	Realized gain[1] Swap contracts	$—	$12,477	$—	$—	$12,477
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	3,427	—	—	3,427
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	Realized gain[1] Futures contracts	(1,383)		—	—	(1,383)
	Change in net unrealized appreciation (depreciation)[2] Futures contracts	108		—	—	108

DIREXION SEMI-ANNUAL REPORT

		Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	Realized gain[1] Futures contracts	$34,260	$—	$7,899	$2,227	$44,386
	Change in net unrealized appreciation (depreciation)[2] Futures contracts	(82,919)	—	(1,033)	(20)	(83,972)

1  Statements of Operations location: Net realized gain (loss) on swaps and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps and futures contracts.

For the six months ended June 30, 2015, the quarterly average volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Dynamic VP HY Bond	$2,816,773	$—	$—
Direxion VP Indexed Commodity Strategy Fund (Consolidated)	—	3,405	—
Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)	—	254,240	392,393

The objective of the Direxion Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Direxion VP Indexed Commodity Strategy Fund utilizes this volume of derivatives in order to track the performance of the Auspice Broad Commodity Excess Return Index through investments in futures contracts. The Direxion VP Indexed Managed Futures Strategy Fund uses future contracts in order to meet its investment objective of seeking results that track the performance of the Auspice Managed Futures Excess Return Index.

7.  SUBSEQUENT EVENTS

The Funds follow authoritative standards of accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact on the Funds' financial statements.

On July 30, 2015, the Direxion VP Indexed Managed Futures Strategy Fund declared income and short-term capital gain dividends with an ex-date and pay date of August 6, 2015 payable to shareholders of record as of August 5, 2015. The per share amount of the income dividend was $21.05930 and the per share amount of the short-term capital gain dividend was $0.92087, respectively.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

Additional Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	151	None.
Eric W. Falkeis(2) Age: 41	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	151	Trustee, Professionally Managed Portfolios (45 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	151	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 131 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, offers for sale to the public 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	151
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	151	None.
Jacob C. Gaffey Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	151	Director, Costa, Inc. (formerly A.T. Cross, Inc.).

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 131 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, offers for sale to the public 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

Trustees and Officers

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	151	N/A
Eric W. Falkeis(2) Age: 41	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	151	Trustee, Professionally Managed Portfolios (45 Funds).
Brian Jacobs Age: 54	President	One Year; Since 2014
			President, since April 2014, Rafferty Asset Management, LLC; formerly, Managing Partner, Jacobs Strategic Consulting (2012-2014); formerly, Chief Executive Officer, Hatteras Funds (2010-2012); formerly, Chief Distribution Officer, Baron Capital (2009); formerly, Managing Director, Allianz Global Investors (2000-2008).	N/A	Formerly, Board Member, Wheelhouse Analytics; formerly, Board Member, Raise Hope Foundation.

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 131 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, offers for sale to the public 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Insurance Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 41	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 39	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011
			General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 70 of the 131 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, offers for sale to the public 3 of the 4 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual report.

DIREXION SEMI-ANNUAL REPORT

DIREXION INSURANCE TRUST

SEMI-ANNUAL REPORT JUNE 30, 2015

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Avenue, 3rd Floor
Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	8/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	8/28/2015

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	8/28/2015

* Print the name and title of each signing officer under his or her signature.